Stock Option Plans and Warrants to Purchase Common Stock (Tables)	12 Months Ended
Dec. 31, 2015
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award
Summary of option and warrant activity
	December 31,
	2015	2014
Shares available for grant at plan approval	3,000,000	-
Options granted	(477,000)	-

Shares available for grant at end of year	2,523,000	-

Share Based Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award
Summary of option and warrant activity
Share-based Compensation	2015	2014
Research and Development	$260,204	$308,847
General and Administrative	394,277	411,303
Total	$654,481	$720,150

Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award
Summary of option and warrant activity

	Options	Weighted Average Options Exercise Price
Balance at December 31, 2013	2,051,511	$2.63
Granted	637,495	1.79
Exercised	(36,672)	0.77
Forfeited	(164,055)	3.13
Balance at December 31, 2014	2,488,279	$2.40
Granted	605,340	1.19
Exercised	(33,125)	0.58
Forfeited	(291,882)	3.13
Balance at December 31, 2015	2,768,612	$2.13

Weighted-average range of exercise prices for options and warrants outstanding and exercisable

Price Range	Weighted Average Remaining Contractual Life in Years	Outstanding Options	Exercisable Options
$0.30-$2.20	8.03	2,170,838	1,484,425
$2.26-$4.10	5.36	174,774	174,774
$4.64-$9.40	3.22	423,000	423,000
Total	7.28	2,768,612	2,082,199

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award
Summary of option and warrant activity

	Warrants	Weighted Average Warrant Exercise Price
Balance at December 31, 2013	8,156,526	$2.17
Granted	1,169,318	1.48
Exercised	(586,081)	1.65
Expired	(1,470,263)	3.49
Balance at December 31, 2014	7,269,500	$1.15
Exercised	(1,746,429)	0.64
Expired	(596,952)	5.59
Balance at December 31, 2015	4,926,119	$0.74

Weighted-average range of exercise prices for options and warrants outstanding and exercisable

Price Range	Weighted Average Remaining Contractual Life in Years	Outstanding Warrants	Exercisable Warrants
$.51-$0.53	2.4	3,811,801	3,811,801
$1.48-$2.05	4.0	1,114,318	1,114,318
Total	2.7	4,926,119	4,926,119